Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Statement of Financial Position [Abstract]
Trade accounts receivable, allowances	$ 1.9	$ 2.2
Preferred stock, authorized (shares)	25,000,000	25,000,000
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01
Preferred stock, issued (shares)	0	0
Common stock, authorized (shares)	1,000,000,000.0	1,000,000,000.0
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock, issued (shares)	281,900,000	278,500,000
Common stock, outstanding (shares)	281,900,000	278,500,000